(18) Stock Options and Warrants	3 Months Ended
Dec. 31, 2013
Notes
(18) Stock Options and Warrants

(18)         STOCK OPTIONS AND WARRANTS

Stock Incentive Plan

At the annual meeting of shareholders on December 21, 2011, the shareholders approved the 2012 Equity Compensation Plan (the “2012 Plan”), which had previously been adopted by the Board of Directors of the Company.  The 2012 Plan provides for the grant of incentive stock options and nonqualified stock options, restricted stock, stock appreciation rights, performance shares, performance stock units, dividend equivalents, stock payments, deferred stock, restricted stock units, other stock-based awards and performance-based awards to employees and certain non-employees who have important relationships with the Company. A total of 90,000 shares are authorized for issuance pursuant to awards granted under the 2012 Plan.  During the three months ended December 31, 2013 and 2012, no options were issued under this 2012 Plan, respectively.  As of December 31, 2013, 60,000 shares of common stock were available for future grants under the 2012 Plan.

All Options and Warrants

During the three months ended December 31, 2013 and 2012, the Company granted 6,840 and 0 stock purchase warrants, respectively. These warrants were fully vested at the time of grant and have a term of two years. The 6,840 warrants granted this quarter were to members of its Board of Directors for services rendered during the fourth fiscal quarter ended September 30, 2013, valued at $53,947. As of December 31, 2013, $83,128 of compensation expense associated with unvested stock options and warrants issued previously to members of the Board of Directors will be recognized over the next year.

The Company recorded $125,196 and $7,344 of expense for the three months ended December 31, 2013 and 2012, respectively, related to the granting and vesting of all stock options and warrants. The following are the weighted-average assumptions used for options granted during the three months ended December 31, 2013 and 2012 using the Black-Scholes model, respectively:

	Three Months Ended December 31,
	2013	2012
Expected cash dividend yield	-	-
Expected stock price volatility	103%	-
Risk-free interest rate	0.10%	-
Expected life of options/warrants	1 Year	-

The fair value of each stock option and warrant grant is estimated on the date of grant using the Black-Scholes option-pricing model. The expected life of stock options and warrants represents the period of time that the stock options or warrants are expected to be outstanding based on the simplified method allowed under GAAP.  The expected volatility is based on the historical price volatility of the Company’s common stock. The risk-free interest rate represents the U.S. Treasury bill rate for the expected life of the related stock options and warrants. The dividend yield represents the Company’s anticipated cash dividends over the expected life of the stock option and warrants.

A summary of stock option and warrant activity for the three months ended December 31, 2013 is presented below:

	Shares Under Option/ Warrant	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Outstanding as of September 30, 2013	427,965	$ 16.12
Granted	6,840	$ 19.46
Expired / Cancelled	-	$ -
Exercised	(35,214)	$ 16.43
Outstanding as of December 31, 2013	399,591	$ 16.15	1.16 years	$1,640,319
Exercisable as of December 31, 2013	380,730	$ 16.50	1.15 years	$1,446,243

The intrinsic values are based upon the closing price on December 31, 2013 of $19.29 per share.